Digital Assets (Details) - Schedule of Digital Asset Holdings - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Digital Assets [Line Items]
Digital assets	$ 40,456,083	$ 27,587,328
BTC [Member]
Digital Assets [Line Items]
Digital assets	19,818,980	15,796,147
ETH [Member]
Digital Assets [Line Items]
Digital assets	$ 20,637,103	$ 11,791,181